Investment Contract with Insurance Company - Schedule of Fully Benefit-Responsive Group Annuity Contract (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Traditional Investment Contract	$ 3,352,753	$ 7,318,746